CONSTRUCTION CONTRACT (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs and estimated earnings in excess of billings on uncompleted contract	$ 2,413,455	$ 2,790,084	$ 1,962,119
Long Term Contracts Or Programs One [Member]
Billings	11,012,232	9,810,427	19,066,400
Less: Costs	(3,249,040)	(1,886,705)	(8,249,145)
Estimated earnings	(5,349,737)	(5,133,638)	(8,855,136)
Costs and estimated earnings in excess of billings on uncompleted contract	2,413,455	2,790,084	1,962,119
Long Term Contracts Or Programs Two [Member]
Billings	(19,761,538)	(9,725,618)	(2,405,640)
Less: Costs	6,827,484	3,755,046	887,540
Estimated earnings	14,693,875	8,307,452	1,974,204
Costs and estimated earnings in excess of billings on uncompleted contract	1,759,821	2,336,880	456,104
Long Term Contracts Or Programs Three [Member]
Billings	30,773,770	19,536,045	21,472,040
Less: Costs	(10,076,524)	(5,641,751)	(9,136,685)
Estimated earnings	(20,043,612)	(13,441,090)	(10,829,340)
Costs and estimated earnings in excess of billings on uncompleted contract	$ 653,634	$ 453,204	$ 1,506,015